Property, plant and equipment	12 Months Ended
Dec. 31, 2018
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Property, plant and equipment

NOTE 8: PROPERTY, PLANT AND EQUIPMENT

(€’000)	Equipment	Furnitures	Leasehold	Total
Cost:
At 1 January 2017	3,999	465	2,947	7,410
Additions	823	—	129	952
Acquisition of BMS SA	—	—	—	—
Disposals	(281)	(9)	(9)	(299)
Currency translation adjustments	(3)	(11)	(8)	(23)

At 31 December 2017	4,537	445	3,059	8,041
Additions	564	10	260	833
Reclass BMS SA	(1,032)	24	1,007	(0)
Disposals	(123)	(154)	(140)	(417)
Currency translation adjustments	1	4	8	13

At 31 December 2018	3,947	329	4,195	8,470

Accumulated depreciation:
At 1 January 2017	(2,752)	(184)	(912)	(3,847)
Depreciation charge (note 5.25)	(424)	(56)	(486)	(966)
Acquisition of BMS SA	—	—	—	—
Currency translation adjustments	1	1	0	2
Disposals	50	9	2	61

At 31 December 2017	(3,126)	(229)	(1,395)	(4,750)
Reclass BMS SA	786	(24)	(761)	(0)
Depreciation charge (note 5.25)	(529)	(49)	(469)	(1,048)
Disposals	117	93	133	343
Currency translation adjustments	0	(1)	(1)	(1)
At 31 December 2018	(2,751)	(211)	(2,494)	(5,456)

Net book value
Cost	4,537	445	3,059	8,041
Accumulated depreciation	(3,126)	(229)	(1,395)	(4,750)
At 31 December 2017	1,412	215	1,664	3,290

Cost	3,947	328	4,195	8,470
Accumulated depreciation	(2,751)	(211)	(2,494)	(5,456)
At 31 December 2018	1,196	117	1,701	3,013

Property, Plant and Equipment is mainly composed of office furniture, leasehold improvements, and laboratory equipment.

The acquisition of BMS in 2016 was accounted for as an asset deal. The fair value of the assets acquired is concentrated in one identifiable asset, i.e. the GMP laboratories. A reclass of BMS equipments to Leashold has been operated in 2018 without having any impact on the net book value. The difference between the purchase price and the net assets of BMS at the date of acquisition is then allocated entirely to the Property, Plant and Equipment.

Finance leases

Lease contracts considered as finance lease relate to some contracts with financial institutions and relate to laboratory and office equipment. All finance leases have a maturity of three years. A key common feature is that they include a bargain option to purchase the leased asset at the end of the three-year-lease term.

The total of future minimum lease payments at the end of the reporting period, and their present value reported on the balance sheet, are similar amounts.